Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplementary Cash Flow Information [Line Items]
Increase (decrease) to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ 20,595	$ (37,108)
Plant and equipment - ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	21,401	27,984
Rockcliff Metals Corporation [Member]
Supplementary Cash Flow Information [Line Items]
Assets acquired through the acquisition of Rockcliff	14,198	0
Agreements With Communities [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 17,335	$ 39,240